Offerings	Aug. 11, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	true
Rule 457(s)	true
Security Type	Mortgage Backed Securities
Security Class Title	Benchmark 2025-B41, Commercial Mortgage Pass-Through Certificates, Series 2025-B41
Amount of Registration Fee	$ 77,654.19
Offering Note

(1)	Estimated solely for the purpose of calculating the registration fee. Calculated in accordance with Rule 457(o) of the Securities Act of 1933.

(2)	The Registrant previously registered $15,227,027,791.16 of securities under a registration statement on Form SF-3 (Registration No. 333-226082) filed on July 6, 2018 (as modified by one pre-effective amendment, which was filed on December 17, 2018), with an effective date of December 21, 2018. The Registrant carried forward $5,524,410,791.16 of those previously registered securities under a registration statement on Form SF-3 (Registration No. 333-261764) filed on December 20, 2021 (as modified by one pre-effective amendment, which was filed on March 24, 2022), with an effective date of March 30, 2022. The Registrant carried forward $41,814,791.16 of those previously registered securities under a registration statement on Form SF-3 (Registration No. 333-286173) filed on March 27, 2025 (as modified by one pre-effective amendment, which was filed on July 21, 2025), with an effective date of August 5, 2025, which remain unsold. The Registrant is carrying forward $41,814,791 of those previously registered securities and the $5,205.94 of registration fees previously paid in connection with such unsold securities, and is paying the remaining $77,654.19 registration fees (pay-as-you-go registration fees) in connection with the newly registered securities.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Mortgage Backed Securities
Security Class Title	Commercial Mortgage Pass-Through Certificates
Amount Registered | shares	41,814,791
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 41,814,791
Amount of Registration Fee	$ 5,205.94
Carry Forward Form Type	SF-3
Carry Forward File Number	333-286173
Carry Forward Initial Effective Date	Aug. 05, 2025
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 5,205.94
Offering Note

(1)	Estimated solely for the purpose of calculating the registration fee. Calculated in accordance with Rule 457(o) of the Securities Act of 1933.

(2)	The Registrant previously registered $15,227,027,791.16 of securities under a registration statement on Form SF-3 (Registration No. 333-226082) filed on July 6, 2018 (as modified by one pre-effective amendment, which was filed on December 17, 2018), with an effective date of December 21, 2018. The Registrant carried forward $5,524,410,791.16 of those previously registered securities under a registration statement on Form SF-3 (Registration No. 333-261764) filed on December 20, 2021 (as modified by one pre-effective amendment, which was filed on March 24, 2022), with an effective date of March 30, 2022. The Registrant carried forward $41,814,791.16 of those previously registered securities under a registration statement on Form SF-3 (Registration No. 333-286173) filed on March 27, 2025 (as modified by one pre-effective amendment, which was filed on July 21, 2025), with an effective date of August 5, 2025, which remain unsold. The Registrant is carrying forward $41,814,791 of those previously registered securities and the $5,205.94 of registration fees previously paid in connection with such unsold securities, and is paying the remaining $77,654.19 registration fees (pay-as-you-go registration fees) in connection with the newly registered securities.